Note 6 - Inventories	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Inventory Disclosure [Text Block]
6.	INVENTORIES

(In Thousands)

	December 31
	2021	2020

Finished goods	$10,451	$6,328
Work-in-process	5,818	6,108
Raw materials	9,316	6,781
Provisions for obsolete inventories	(6,062)	(6,629)

Total	$19,523	$12,588

The Company periodically evaluates inventory and establishes provisions for obsolescence, excess quantities, slow-moving goods, and for other impairment of value. The following table shows the movement of provisions for obsolete inventories.

(In Thousands)

	Years Ended December 31
	2021	2020	2019

Balance at beginning of year	$6,629	$6,632	$6,597
Charge to cost and expenses	800	405	1,359
Other deductions	(1,367)	(408)	(1,324)

Balance at end of year	$6,062	$6,629	$6,632